Note 15 - Trade and Other Payables, and Other Current Liabilities - Trade and Other Payables, and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Trade payables due to third party suppliers		$ 40,031	$ 32,506
Trade and other payables due to related parties (Note 18)		4,125	1,505
Employee withholding tax		1,618	1,737
Value added tax		768	1,648
Payroll tax	[1]	394	982
Total trade and other payables		46,937	38,378
Accrued personnel expenses		11,586	11,793
Unsettled trades (Note 3)		0	6,931
Other current liabilities		567	401
Total other current liabilities		$ 12,152	$ 19,125

[1]	Includes accruals for social security costs related to share-based remuneration.